Warrants (Details-Incentive Unit Activity) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2018
Options outstanding, ending balance	3,017,191	2,848,050	3,137,508	3,043,225
Options granted	176,117	17,758
Options forfeited/redeemed	(6,976)	(212,933)
Option outstanding, vested	2,741,744